Label	Element	Value
New Covenant Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NEW COVENANT FUNDS

New Covenant Income Fund
(the “Fund”)

Supplement Dated May 13, 2021
to the Prospectus dated October 31, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	New Covenant Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Change in Investment Strategy for the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the second paragraph thereunder is hereby deleted and replaced with the following:

The Fund seeks to invest consistent with social-witness principles established by the General Assembly of the Presbyterian Church (U.S.A.) (the “Presbyterian Principles”), as reflected in Guidelines put forth by the Committee on Mission Responsibility Through Investing (the “Committee”). The Fund seeks to avoid investing in companies involved in tobacco, alcohol and gambling, along with for-profit prisons, and some companies related to weapons production, antipersonnel and mines, handguns and assault weapons. In addition, at times a company involved in serious human rights violations may also be screened out of the fund. The Fund may also screen out companies for other reasons when deemed appropriate to implement the Presbyterian Principles.

In addition, under the same section, under the same heading, the following text is hereby added as the ninth paragraph:

Subject to the Presbyterian Principles and the investment criteria detailed above, the Fund’s Sub-Advisers will also consider environmental, social, and governance (“ESG”) criteria in the selection of securities for the Fund’s portfolio, which may include (among other items) consideration of issuers’ business models, corporate governance policies, stakeholder relationships and history of controversies. Each Sub-Adviser has the ability to consider its own ESG criteria based on its own ESG methodologies and assessments or those of third-party providers. The consideration of such ESG criteria as part of the decision-making process may result in the selection of individual securities that are not in the Fund’s benchmark, or the overweighting or underweight of individual securities relative to the benchmark.

There are no other changes to the Investment Strategy of the Fund.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE